Note 1 - Nature of Business and Significant Accounting Policies (Detail) - Option Pricing Model Valuation Assumptions (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expected life of option grants (years)	10 years
Weighted-average grant date fair value	$ 2.79	$ 2.74	$ 2.89
Stock Options [Member]
Dividend yield	0.86%
Expected volatility	29.36%
Risk-free interest rate	1.98%
Expected life of option grants (years)	6 years	6 years	6 years
Weighted-average grant date fair value	$ 2.79	$ 2.74	$ 2.89
Stock Purchase Grants [Member]
Expected life of option grants (years)	3 years	3 years	3 years
Weighted-average grant date fair value	$ 1.71	$ 1.68	$ 1.81